Business Combinations	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
BUSINESS COMBINATIONS

NOTE 3 – BUSINESS COMBINATIONS

Business combinations in 2018:

During the year ended December 31, 2018, the Company completed a business combination, to complement its businesses and achieve synergies. Results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since the acquisition dates.

August 31, 2018
Purchase consideration	$60,000,000

Net assets acquired,
Cash	612,692
Deposit and other receivables (current)	615,424
Accounts receivable	238,324
Prepayment	1,176
Deposit and other receivables (non-current)	99,066
Property, plant and equipment	41,435
Intangible assets	54,575,027
Short term borrowing	(117,238)
Receipt in advance	(138,860)
Wages payable	(84,537)
Tax payable	(14,637)
Other payable	(316,536)

Goodwill	4,488,664

Goodwill, which is non-deductible for tax purpose, is primarily attributable to the synergies expected to be achieved from the acquisition. Refer to Note 9 for details.

The valuations used in the purchase price allocation described above were determined by the Company with the assistance of an independent third-party valuation firm. The valuation report considered generally accepted valuation methodologies such as the relief from royalty method. As the acquiree is a private company, the fair value estimate is based on significant inputs that market participants would consider, which mainly include (a) discount rates, (b) a projected terminal values based on future cash flows (c) financial multiples of companies in the same industries and (d) adjustments for lack of control or lack of marketability.

The pro forma results of operations for these subsidiaries have not been presented because they are not material to the consolidated results of operations, either individually or in the aggregate.